Financial assets and liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 67,212	$ 60,034
Deposits at call	407	413
Cash and cash equivalents	$ 67,619	$ 60,447	$ 94,849	$ 136,881